WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 84.4%
Angola - 1.5%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000		$10,025,887	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,000,000		3,058,260	(a)

Total Angola					13,084,147

Argentina - 3.4%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	82,130,000	ARS	249,932	(b)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	314,176	(b)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,036,761		396,571	(c)
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	25,413,747		9,383,264	(c)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,500,000		5,051,255	(d)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	16,301,128		7,433,722	(d)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	508,945		389,801	(d)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	9,949,022		6,815,179	(d)

Total Argentina					30,033,900

Armenia - 0.8%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	7,000,000		6,852,678	(d)

Bahamas - 1.2%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	9,170,000		8,551,117	(d)
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	2,000,000		1,727,520	(d)

Total Bahamas					10,278,637

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Bahrain - 2.0%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	4,100,000	$4,412,297	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	8,400,000	7,754,460	(d)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	5,700,000	5,246,764	(d)

Total Bahrain				17,413,521

Chile - 0.4%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,600,000	1,563,344
Chile Government International Bond, Senior Notes	3.100%	1/22/61	1,900,000	1,717,524

Total Chile				3,280,868

Colombia - 2.6%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000	20,434,732	(c)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000	2,291,026	(c)

Total Colombia				22,725,758

Costa Rica - 1.0%
Banco Nacional de Costa Rica	6.250%	11/1/23	2,220,000	2,368,662	(d)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000	1,080,198	(a)
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	1,650,000	1,472,642	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000	4,215,750	(c)(d)

Total Costa Rica				9,137,252

Croatia - 0.7%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000	6,042,166	(a)

Dominican Republic - 2.8%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	7,210,000	7,895,022	(c)(d)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000	8,267,323	(d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	4,200,000	4,698,792	(c)(d)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	3,950,000	3,874,990	(d)

Total Dominican Republic				24,736,127

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 1.6%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,709		$544,529	(d)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	20,504,438		13,610,026	(d)

Total Ecuador					14,154,555

Egypt - 4.1%
Egypt Government Bond, Bonds	14.138%	10/20/22	65,200,000	EGP	4,180,101
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	3,430,000		3,460,225	(d)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	3,300,000		3,299,426	(d)
Egypt Government International Bond, Senior Notes	7.300%	9/30/33	6,700,000		6,522,785	(d)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	13,180,000		12,837,096	(c)(d)
Egypt Government International Bond, Senior Notes	8.875%	5/29/50	5,700,000		5,662,157	(d)

Total Egypt					35,961,790

El Salvador - 0.5%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	6,380,000		4,785,064	(c)(d)

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000		2,176,140	(a)

Gabon - 0.3%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	3,050,000		3,011,143	(a)

Ghana - 1.9%
Ghana Government International Bond	10.750%	10/14/30	9,400,000		11,379,170	(c)(d)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,620,000		1,642,562	(c)(d)
Ghana Government International Bond, Senior Notes	7.875%	2/11/35	4,000,000		3,609,760	(d)

Total Ghana					16,631,492

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 1.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	7,800,000		$8,882,250	(d)
Guatemala Government Bond, Senior Notes	4.650%	10/7/41	3,060,000		2,982,215	(d)(e)

Total Guatemala					11,864,465

Honduras - 0.6%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	960,000		1,017,610	(a)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	3,500,000		3,806,285	(d)

Total Honduras					4,823,895

Hungary - 1.6%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		13,955,417	(c)

Indonesia - 6.7%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	7,049,000		7,864,571	(c)(d)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		4,383,969	(a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		25,285,806	(c)(d)(f)
Indonesia Treasury Bond	8.375%	9/15/26	131,422,000,000	IDR	10,428,824
Indonesia Treasury Bond	8.375%	3/15/34	126,438,000,000	IDR	10,017,865

Total Indonesia					57,981,035

Israel - 0.5%
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,500,000		3,996,370

Ivory Coast - 1.6%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,443,193	(d)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,952,355	(c)(d)
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	5,130,000	EUR	5,803,303	(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,748,860	(d)

Total Ivory Coast					13,947,711

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jamaica - 1.2%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	1,390,000		$1,622,686	(c)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,446,418	(c)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	4,700,000		6,537,747

Total Jamaica					10,606,851

Jordan - 0.9%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		475,957	(d)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	2,000,000		2,079,760	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		5,220,197	(d)

Total Jordan					7,775,914

Kazakhstan - 1.1%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,000,000		9,731,745	(a)

Kenya - 1.5%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		219,512	(c)(d)
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,310,000		2,502,248	(d)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000		5,837,250	(c)(d)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	2,380,000		2,637,028	(d)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	1,610,000		1,593,087	(d)

Total Kenya					12,789,125

Mexico - 0.9%
Mexican Bonos, Senior Notes	7.750%	11/23/34	84,080,000	MXN	4,155,059
Mexican Bonos, Senior Notes	7.750%	11/13/42	83,140,000	MXN	3,989,592

Total Mexico					8,144,651

Morocco - 0.3%
Morocco Government International Bond, Senior Notes	4.000%	12/15/50	2,400,000		2,195,683	(d)

Nigeria - 1.8%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	3,000,000		3,326,232	(c)(d)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,000,000		2,044,474	(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Nigeria - (continued)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	240,000	$250,163	(c)(d)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	2,960,000	2,935,595	(d)
Nigeria Government International Bond, Senior Notes	9.248%	1/21/49	6,200,000	6,765,471	(c)(d)

Total Nigeria				15,321,935

Oman - 3.2%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	5,414,672	(d)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	9,387,450	(c)(d)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	6,325,998	(d)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	6,452,771	(a)

Total Oman				27,580,891

Panama - 0.7%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,325,852	(c)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	212,008	(c)
Panama Government International Bond, Senior Notes	4.500%	4/1/56	4,200,000	4,585,140

Total Panama				6,123,000

Paraguay - 1.0%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,350,034	(c)(d)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	4,470,412	(d)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	2,201,294	(c)(d)

Total Paraguay				9,021,740

Peru - 5.0%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000	12,471,446	(c)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000	30,995,700	(c)

Total Peru				43,467,146

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Philippines - 0.6%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000		$5,026,095	(c)

Poland - 1.7%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	14,784,000		15,110,327	(c)(f)

Qatar - 3.7%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		10,526,345	(d)(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		18,169,726	(c)(d)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	2,900,000		3,545,511	(c)(d)

Total Qatar					32,241,582

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,706,821	(c)(d)

Russia - 6.4%
Russian Federal Bond - OFZ	7.000%	1/25/23	964,000,000	RUB	13,218,982
Russian Federal Bond - OFZ	8.150%	2/3/27	289,580,000	RUB	4,155,590
Russian Federal Bond - OFZ	7.050%	1/19/28	83,026,000	RUB	1,135,928
Russian Federal Bond - OFZ	7.700%	3/16/39	1,007,670,000	RUB	14,306,896
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	790,000		1,308,128	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	3,400,000		4,412,874	(c)(d)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	3,400,000		4,614,813	(c)(d)
Russian Foreign Bond - Eurobond, Senior Notes, Step bond	7.500%	3/31/30	10,482,615		12,186,942	(a)

Total Russia					55,340,153

Rwanda - 0.5%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	4,450,000		4,645,310	(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Senegal - 1.6%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		$2,395,450	(a)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	2,800,000	EUR	3,382,732	(d)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	8,390,000		8,501,293	(d)

Total Senegal					14,279,475

South Africa - 1.1%
Republic of South Africa Government Bond, Senior Notes	8.500%	1/31/37	81,280,000	ZAR	4,527,695
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000		4,732,050	(c)

Total South Africa					9,259,745

Supranational - 2.1%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	134,803,200,000	IDR	9,645,081
Inter-American Development Bank, Senior Notes	7.875%	3/14/23	56,960,000,000	IDR	4,169,969
International Finance Corp., Senior Notes	11.000%	11/14/22	47,000,000,000	UZS	4,431,108

Total Supranational					18,246,158

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000		3,197,959	(a)

Turkey - 2.7%
Export Credit Bank of Turkey, Senior Notes	4.250%	9/18/22	2,000,000		2,029,626	(d)
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	450,000		461,173
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,400,000		5,105,835
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000		990,020
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	6,160,000		4,807,572
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	10,710,000		10,511,447	(d)

Total Turkey					23,905,673

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ukraine - 3.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	5,640,000		$6,126,591	(c)(d)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/28	15,080,000		17,730,234	(a)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	2,000,000	EUR	2,156,025	(d)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	3,500,000		3,555,202	(d)

Total Ukraine					29,568,052

United Arab Emirates - 1.4%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000		6,395,625	(d)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	2,300,000		2,064,142	(d)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	4,430,000		3,960,641	(d)

Total United Arab Emirates					12,420,408

Uruguay - 1.2%
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154		3,381,713	(c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000		5,536,186	(c)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000		1,480,582	(c)

Total Uruguay					10,398,481

Uzbekistan - 0.5%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	4,200,000		4,102,266	(d)

Venezuela - 0.4%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000		2,323,650	*(a)(g)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		759,500	*(a)(h)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		456,242	*(h)

Total Venezuela					3,539,392

Vietnam - 1.1%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000		9,651,922	(c)(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Zambia - 0.3%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	3,440,000	$2,701,394	(d)

TOTAL SOVEREIGN BONDS (Cost - $719,065,833)				734,974,025

CORPORATE BONDS & NOTES - 52.3%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	4,680,000	5,072,184	(d)

Media - 0.6%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	3,457,264	(d)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	2,059,805	(c)

Total Media				5,517,069

Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,385,000	2,482,189	(c)(d)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,239,000	4,647,004	(c)(d)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	1,000,000	1,015,060	(d)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	1,713,000	1,819,942	(d)

Total Wireless Telecommunication Services				9,964,195

TOTAL COMMUNICATION SERVICES				20,553,448

CONSUMER DISCRETIONARY - 1.9%
Hotels, Restaurants & Leisure - 1.5%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	3,301,886	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,670,000	4,754,060	(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,700,000	1,832,617	(c)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,300,000	3,146,344	(d)

Total Hotels, Restaurants & Leisure				13,034,907

Internet & Direct Marketing Retail - 0.4%
Prosus NV, Senior Notes	3.061%	7/13/31	3,500,000	3,420,858	(d)

TOTAL CONSUMER DISCRETIONARY				16,455,765

ENERGY - 17.4%
Oil, Gas & Consumable Fuels - 17.4%
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,245,532	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	7,242,519	(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,766,632	1,914,606	(c)(d)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	$5,780,438	(c)(d)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	5,984,327	(c)(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	6,829,315	(c)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	6,514,603	(c)(d)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000	3,663,702	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,887,618	(c)(d)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	2,400,000	2,475,000	(d)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000	2,600,638	(c)(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	6,763,652	(c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	6,705,900
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	14,255,331	(c)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	997,800	*(a)(h)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	488,700	*(a)(h)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	8,800,000	9,075,000	(c)(d)
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	6,000,000	6,041,700	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000	2,788,545	(c)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	9,060,000	8,609,582	(c)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	200,000	160,371
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000	2,878,100	(c)
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	4,930,000	4,674,946	(c)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000	9,139,101	(d)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000	11,396,442	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000	1,172,869	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000	5,886,066	(c)(d)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000	2,617,515	(c)(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	$3,473,112	(c)(d)
YPF SA, Senior Notes	8.500%	3/23/25	1,750,000	1,611,164	(a)
YPF SA, Senior Notes	8.500%	7/28/25	3,000,000	2,505,030	(d)

TOTAL ENERGY				151,379,224

FINANCIALS - 11.3%
Banks - 8.0%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000	2,560,275	(c)(d)
Banco General SA, Junior Subordinated Notes (5.250% to 5/7/31 then 10 year Treasury Constant Maturity Rate + 3.665%)	5.250%	5/7/31	4,450,000	4,505,670	(d)(i)(j)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000	6,588,087	(c)(d)(i)(j)
Bank Leumi Le-Israel BM, Subordinated Notes (3.275% to 1/29/26 then 5 year Treasury Constant Maturity Rate + 1.631%)	3.275%	1/29/31	3,000,000	3,076,406	(a)(d)(j)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000	1,044,415	(c)(d)(j)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,428,523	(c)(d)(j)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	970,000	972,134	(i)(j)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 year Treasury Constant Maturity Rate + 3.863%)	6.500%	3/19/23	6,970,000	7,125,082	(c)(d)(i)(j)
NBK Tier 1 Financing Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	2,450,000	2,449,412	(d)(i)(j)

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	16,770,000	$18,886,206	(a)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000	1,372,217	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000	11,016,330	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,080,000	3,736,545	(c)(d)(j)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	4,600,000	4,881,729	(d)(j)

Total Banks				69,643,031

Capital Markets - 1.0%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	6,500,000	6,376,500	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000	2,554,473	(c)(d)(i)(j)

Total Capital Markets				8,930,973

Consumer Finance - 0.7%
African Export-Import Bank, Senior Notes	3.994%	9/21/29	5,900,000	6,247,681	(d)

Diversified Financial Services - 0.9%
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	6,000,000	5,610,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	68,000	70,452	(c)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	2,161,228	(c)(d)

Total Diversified Financial Services				7,841,680

Insurance - 0.5%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,775,500	(d)

Real Estate Management & Development - 0.2%
Panther Ventures Ltd., Senior Notes	3.800%	9/17/23	2,000,000	2,002,692	(a)(i)

TOTAL FINANCIALS				98,441,557

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.2%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,820,000	$1,958,395	(d)

Construction & Engineering - 1.0%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/ Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	8,650,000	8,682,437	(d)

Industrial Conglomerates - 0.3%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,331,250	(c)(d)
General Electric Co., Senior Notes	3.450%	5/1/27	810,000	888,882	(c)

Total Industrial Conglomerates				2,220,132

Road & Rail - 0.9%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	3,067,238	(c)(d)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	4.700%	5/7/50	3,000,000	3,528,750	(d)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	3.693%	9/13/61	1,700,000	1,663,875	(d)

Total Road & Rail				8,259,863

Transportation Infrastructure - 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	4,207,500	(c)(d)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	1,850,000	1,900,376	(d)

Total Transportation Infrastructure				6,107,876

TOTAL INDUSTRIALS				27,228,703

MATERIALS - 9.4%
Chemicals - 3.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	271,688	(a)(c)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000	2,605,562	(c)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,433,991	(c)(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	220,614	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	5,047,912	(c)(d)
OCP SA, Senior Notes	5.125%	6/23/51	6,770,000	6,723,456	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	6,149,904	(c)(d)

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	5,800,000	$5,891,640
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	2,100,000	2,245,477	(d)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	2,300,000	2,220,075	(d)

Total Chemicals				32,810,319

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	3.875%	7/11/31	2,600,000	2,604,810	(d)

Metals & Mining - 3.9%
Fresnillo PLC, Senior Notes	4.250%	10/2/50	8,000,000	8,304,560	(d)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	11,069,256	(c)(d)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	443,688	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	7,648,942	(c)
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	7,000,000	6,824,230	(d)

Total Metals & Mining				34,290,676

Paper & Forest Products - 1.4%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	1,350,000	1,365,950	(c)(d)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,161,598	(c)(d)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	4,000,275	(c)(d)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	4,628,515	(c)

Total Paper & Forest Products				12,156,338

TOTAL MATERIALS				81,862,143

REAL ESTATE - 2.4%
Real Estate Management & Development - 2.4%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	400,000	362,003	(a)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	4,400,000	3,808,217	(a)
China Aoyuan Group Ltd., Senior Secured Notes	5.880%	3/1/27	700,000	536,727	(a)
Country Garden Holdings Co. Ltd., Senior Secured Notes	4.750%	7/25/22	10,000,000	10,015,133	(a)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	2,000,000	1,837,500	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	2,850,000	2,432,776	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes		8.375%	10/30/24	2,000,000	$1,546,855	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes		7.375%	1/13/26	1,000,000	663,994	(a)

TOTAL REAL ESTATE					21,203,205

UTILITIES - 4.4%
Electric Utilities - 3.9%
Abu Dhabi National Energy Co. PJSC, Senior Notes		4.875%	4/23/30	5,100,000	6,129,562	(d)(f)
Enel Chile SA, Senior Notes		4.875%	6/12/28	5,150,000	5,907,308	(c)
Eskom Holdings SOC Ltd.		6.350%	8/10/28	6,340,000	6,794,895	(a)
Instituto Costarricense de Electricidad, Senior Notes		6.750%	10/7/31	6,500,000	6,441,955	(d)(e)
Kallpa Generacion SA, Senior Notes		4.875%	5/24/26	2,270,000	2,434,507	(a)(c)
Perusahaan Listrik Negara PT, Senior Notes		5.250%	5/15/47	5,810,000	6,470,887	(a)(c)

Total Electric Utilities					34,179,114

Independent Power and Renewable Electricity Producers - 0.5%
Enel Generacion Chile SA, Senior Notes		4.250%	4/15/24	500,000	533,909	(c)
Minejesa Capital BV, Senior Secured Notes		5.625%	8/10/37	3,100,000	3,279,025	(c)(d)

Total Independent Power and Renewable Electricity Producers					3,812,934

TOTAL UTILITIES					37,992,048

TOTAL CORPORATE BONDS & NOTES (Cost - $428,500,763)					455,116,093

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Russian Ruble, Put @ 72.15RUB	Bank of America N.A.	12/21/21	18,000,000	18,000,000	156,560
U.S. Dollar/Brazilian Real, Put @ 5.20BRL	JPMorgan Chase & Co.	10/22/21	9,000,000	9,000,000	15,967
U.S. Dollar/Chinese Yuan, Put @ 6.55CNY	JPMorgan Chase & Co.	11/12/21	27,170,000	27,170,000	360,650
U.S. Dollar/Chinese Yuan, Put @ 6.45CNY	JPMorgan Chase & Co.	3/6/22	8,825,000	8,825,000	47,336

TOTAL PURCHASED OPTIONS (Cost - $700,390)					580,513

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.S. Treasury Notes (Cost - $259,028)	1.250%	8/15/31	260,000		$253,724

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,148,526,014)					1,190,924,355

SHORT-TERM INVESTMENTS - 1.4%
SOVEREIGN BONDS - 0.5%
Asian Development Bank, Senior Notes (Cost - $4,608,822)	8.000%	2/25/22	129,000,000	UAH	4,751,541

			SHARES
MONEY MARKET FUNDS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $7,807,710)	0.010%		7,807,710		7,807,710	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,416,532)					12,559,251

TOTAL INVESTMENTS - 138.2% (Cost - $1,160,942,546)					1,203,483,606
Liabilities in Excess of Other Assets - (38.2)%					(332,902,624)

TOTAL NET ASSETS - 100.0%					$870,580,982

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	The maturity principal is currently in default as of September 30, 2021.

(h)	The coupon payment on this security is currently in default as of September 30, 2021.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $7,807,710 and the cost was $7,807,710 (Note 2).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EGP	— Egyptian Pound
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UAH	— Ukrainian Hryvnia
USD	— United States Dollar
UZS	— Uzbekistani Som
ZAR	— South African Rand

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE**
JPMorgan Chase & Co.	0.280%	4/13/2021	TBD	***	$9,610,064	Sovereign Bonds Cash	$10,703,726 108,386
JPMorgan Chase & Co.	0.300%	4/13/2021	TBD	***	3,387,816	Corporate Bonds & Notes Cash	3,669,812 38,209
JPMorgan Chase & Co.	0.450%	6/8/2021	TBD	***	11,449,121	Sovereign Bonds Cash	11,764,062 129,127
JPMorgan Chase & Co.	0.500%	7/2/2021	TBD	***	21,659,062	Sovereign Bonds Cash	24,587,695 244,278

					$46,106,063		$51,245,295

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of September 30, 2021.

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION PRICE	STRIKE DATE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Russian Ruble, Call	Bank of America N.A.	12/21/21	78.00	RUB	18,000,000	18,000,000	$(97,269)
U.S. Dollar/Brazilian Real, Call	JPMorgan Chase & Co.	10/22/21	5.50	BRL	9,000,000	9,000,000	(117,239)
U.S. Dollar/Brazilian Real, Put	JPMorgan Chase & Co.	10/22/21	5.00	BRL	9,000,000	9,000,000	(1,495)
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	11/12/21	7.11	CNY	27,170,000	27,170,000	(473)
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	3/16/22	7.00	CNY	8,825,000	8,825,000	(12,156)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $773,746)							$(228,632)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
RUB	— Russian Ruble

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	19

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	403	12/21	$53,851,164	$53,038,580	$812,584
U.S. Treasury Long-Term Bonds	414	12/21	67,259,861	65,916,562	1,343,299

Net unrealized appreciation on open futures contracts					$2,155,883

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,470,146	BRL	76,134,673	Bank of America N.A.	10/15/21	$524,406
BRL	72,187,000	USD	13,674,370	BNP Paribas SA	10/15/21	(451,734)
USD	4,685,321	ZAR	68,248,725	Goldman Sachs Group Inc.	10/15/21	162,506
IDR	149,185,494,000	USD	10,296,466	JPMorgan Chase & Co.	10/15/21	111,280
USD	9,357,929	IDR	133,640,594,000	JPMorgan Chase & Co.	10/15/21	34,655
USD	35,987,515	IDR	529,160,420,494	JPMorgan Chase & Co.	10/15/21	(928,722)
USD	11,037,688	MXN	221,774,800	JPMorgan Chase & Co.	10/15/21	319,615
USD	4,390,244	BRL	23,149,756	JPMorgan Chase & Co.	10/26/21	156,362
USD	24,845,755	RUB	1,840,958,644	Bank of America N.A.	12/15/21	(77,535)
USD	38,139,857	SAR	143,116,000	Bank of America N.A.	12/15/21	1,148
USD	12,292,312	EUR	10,394,425	Goldman Sachs Group Inc.	12/15/21	232,171
USD	1,180,578	SAR	4,430,000	Goldman Sachs Group Inc.	12/15/21	35
USD	3,310,449	CNY	21,436,812	JPMorgan Chase & Co.	12/15/21	11,744
USD	8,232,504	RUB	612,169,000	Bank of America N.A.	12/22/21	(41,279)

Total						$54,652

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

20	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chile Government International Bond, 3.240%, due 2/6/28	$19,700,000	12/20/24	0.539%	1.000% quarterly	$(292,357)	$419,752	$(712,109)
Qatar Government International Bond, 9.750%, due 6/15/30	19,700,000	12/20/24	0.245%	1.000% quarterly	(481,865)	431,475	(913,340)

Total	$39,400,000				$(774,222)	$851,227	$(1,625,449)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

22

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$734,974,025	—	$734,974,025
Corporate Bonds & Notes	—	455,116,093	—	455,116,093
Purchased Options	—	580,513	—	580,513
U.S. Government & Agency Obligations	—	253,724	—	253,724

Total Long-Term Investments	—	1,190,924,355	—	1,190,924,355

Short-Term Investments†:
Sovereign Bonds	—	4,751,541	—	4,751,541
Money Market Funds	$7,807,710	—	—	7,807,710

Total Short-Term Investments	7,807,710	4,751,541	—	12,559,251

Total Investments	$7,807,710	$1,195,675,896	—	$1,203,483,606

Other Financial Instruments:
Futures Contracts††	$2,155,883	—	—	$2,155,883
Forward Foreign Currency Contracts††	—	$1,553,922	—	1,553,922

Total Other Financial Instruments	$2,155,883	$1,553,922	—	$3,709,805

Total	$9,963,593	$1,197,229,818	—	$1,207,193,411

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$228,632	—	$228,632
Forward Foreign Currency Contracts††	—	1,499,270	—	1,499,270
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection††	—	1,625,449	—	1,625,449

Total	—	$3,353,351	—	$3,353,351

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

24

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

		Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
	Affiliate Value at December 31, 2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$108,466,736	108,466,736	$100,659,026	100,659,026	—	$256	—	$7,807,710

25